Total
WEBs Defined Volatility QQQ ETF
WEBs DEFINED VOLATILITY QQQ ETF
OBJECTIVE
The Fund seeks to provide investment results that, before fees and expenses, correspond to the performance of the Syntax Defined Volatility Triple Q’s Index (the “Index”).
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and the Example below.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	WEBs Defined Volatility QQQ ETF WEBs Defined Volatility QQQ ETF
Management Fees1	0.85%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses2	none	[2]
Acquired Fund Fees and Expenses3	0.11%	[3]
Total Annual Fund Operating Expenses	0.96%
[1]	Unitary management fee under which the investment adviser pays substantially all expenses of the Fund (including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees, if any, and any expenses incurred by the Trust and allocated to the Fund), excluding the fee paid to the investment adviser, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the Independent Trustees of the Trust, their counsel, the execution of portfolio transactions (including any net account or similar fees charged by futures commission merchants), distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
[2]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[3]	“Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years
WEBs Defined Volatility QQQ ETF | WEBs Defined Volatility QQQ ETF | USD ($)	98	306

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a passively managed ETF listed for trading on the Exchange. The Fund implements its investment objective by investing, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in financial instruments that achieve the investment results of the Index.

Syntax Defined Volatility Triple Q’s Index. The Index is a rules-based strategy that seeks to track the performance of the Invesco QQQ TrustSM, Series 1 (“QQQ” or the “Underlying ETF”), with investment exposure to the Underlying ETF adjusted for a targeted annual volatility rate of 22% (a representation of the annual long-term volatility rate of the Underlying ETF) (the “Defined Volatility Rate”). The Index was created by Syntax LLC (“Syntax” or the “Index Provider”).

Volatility is a statistical measurement of the magnitude of asset price fluctuations (increases or decreases in an asset’s price) over time. In general, an investment with high levels of volatility will subject an investor to more significant variances in gains and losses than the investment with lower volatility over the same period. Realized volatility is the historically observed movement of the price of an asset over a given period. The Index dynamically allocates exposure to the Underlying ETF by comparing the Underlying ETF’s 21-day realized volatility (short-term volatility) to the Defined Volatility Rate. The Fund, in seeking to track the Index, will increase exposure to the Underlying ETF to the extent short-term volatility is lower than the Defined Volatility Rate and, conversely, will decrease exposure to the Underlying ETF to the extent short-term volatility is higher than the Defined Volatility Rate. On each day of trading of the Underlying ETF, the Index calculates the short-term volatility of the Underlying ETF by measuring the daily volatility returns of the past 21 days of trading for the Underlying ETF and

●	when the measured Underlying ETF short-term volatility is below the Defined Volatility Rate, the Index increases exposure to the Underlying ETF in order to adjust the Underlying ETF short-term volatility up to the Defined Volatility Rate;

●	when the measured Underlying ETF short-term volatility is above the Defined Volatility Rate, the Index decreases exposure to the Underlying ETF in order to adjust the Underlying ETF short-term volatility down to the Defined Volatility Rate.

As further described below, the Index seeks to implement this strategy by primarily allocating to shares of the Underlying ETF and alternately allocating to either a total return swap on the Underlying ETF, as a way of applying leverage to the Underlying ETF and thereby increasing volatility to the Defined Volatility Rate, or a cash position as a way of reducing volatility to the Defined Volatility Rate. The Fund does not seek to track the investment performance of the Underlying ETF, and exposure to the Underlying ETF will vary dynamically in the Fund’s strategy, between 0-200%. See “Additional Information About the Fund’s Principal Investment Strategies” for a discussion of the Index.

There is no assurance that the Index or the Fund will successfully maintain the Defined Volatility Rate in accordance with its investment objective. The Fund’s returns will likely differ in amount, and possibly even direction, from the returns of the Underlying ETF. These differences can be significant, the Fund and the Underlying ETF may incur substantial losses. The Fund could lose money regardless of the performance of its Underlying ETF and as a result of portfolio rebalancing, fees, the Underlying ETF’s volatility, compounding and other factors, the Fund is unlikely to match the performance of the Underlying ETF.

The Index seeks to provide investment exposure to the “total returns” of the Underlying ETF. The total returns of the Underling ETF are based upon the Underlying ETF’s market price and include capital gains, dividends and distributions paid by the Underlying ETF. The Underlying ETF is a unit investment trust that seeks to track the investment results, before fees and expenses, of the NASDAQ-100 Index, which includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. While Index and the Underlying ETF reflect companies across major industry groups, more than 50% of the holdings are in the information technology sector. The Underlying ETF does not contain securities of financial companies, including investment companies.

Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on predetermined investments or instruments for a specified time period. The Fund expects to enter into one or more over-the-counter (“OTC”) swap agreements with major global financial institutions for a specified period ranging from a day to more than one year to provide exposure to the investment performance the Index. The terms of the Fund’s OTC swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. The Fund’s obligations (or rights) under the OTC swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty.

The Fund will, from time to time as determined by the Index, hold cash, cash-like instruments or high-quality fixed income securities (collectively, a “Cash Position”). The Cash Position may consist of income-producing (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) fixed income ETFs; (4) collateralized repurchase agreements; and/or (5) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality.

Concentration Policy. To the extent the Underlying ETF concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Underlying ETF. As of the date of this prospectus, a significant portion of the Underlying ETF is represented by securities of companies in the information technology sector.

Diversification Status. The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that the Fund may invest a higher percentage of its assets in a fewer number of issuers than is permissible for a “diversified” fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND
FUND PERFORMANCE

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once the Fund has completed a full calendar year of investment operations, this section will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.websinv.com.